Equity and Other Equity Items - Disclosure of Matters Relating to Reissuance (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Apr. 09, 2020	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of reissuance of treasury stock [Line items]
Number of common shares reissued	29,730,900
Amount of reissuance	¥ 199,999	¥ 907	¥ 588	¥ 200,585